Income Taxes - Narrative (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CANADA | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	$ 110,450	$ 98,475
CANADA | Non-refundable federal investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits	4,056	4,368
CANADA | Unclaimed scientific research and experimental development expenditures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits	28,376	27,663
BARBADOS | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	129,884	145,405
UNITED STATES | Unclaimed scientific research and experimental development expenditures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits	$ 1,232	$ 1,285